11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	$ 21,819,709	$ 23,433,439	$ 23,602,244
Share of gain (loss) for the year	2,961,063	4,276,763
Vina Almaviva S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	12,390,675	11,343,182
Share of gain (loss) for the year	1,960,264	1,730,824
Industria Corchera S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	5,861,861	5,531,875
Share of gain (loss) for the year	300,867	58,610
Innovacion Tecnologica Vitivinicola S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	4,212	4,212
Share of gain (loss) for the year	0	0
Excelsior Wine Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	1,854,159	2,729,407
Share of gain (loss) for the year	435,290	2,385,728
Southern Brewing Company S.A
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	0	2,762,750
Share of gain (loss) for the year	216,871	201,686
Alpha Cave
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	403,658	447,427
Share of gain (loss) for the year	(97,724)	(146,547)
VCT Japan Company
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	95,508	112,318
Share of gain (loss) for the year	(6,808)	(30,331)
EscaladeWS
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	599,053	502,268
Share of gain (loss) for the year	95,595	76,793
Beer Garden Bellavista S.p.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Investment amount	610,583	0
Share of gain (loss) for the year	$ 56,708	$ 0